Information about financial instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying amount
Total financial assets	$ 20,054	$ 37,058	$ 24,857
Total current	19,246	36,206	24,121
Total non-current	808	852	736
Fair value
Total financial assets	20,054	37,058	24,857
Total current	19,246	36,206	24,121
Total non-current	808	852	736
Carrying amount
Total financial liabilities	85,391	96,694	67,694
Total current	27,631	40,221	27,363
Total non-current	57,760	56,473	40,331
Fair value
Total financial liabilities	85,511	96,694	67,729
Total current	27,631	40,221	27,328
Total non-current	57,880	56,473	40,401
Convertible debt
Carrying amount
Total financial liabilities	10,081	12,395	0
Fair value
Total financial liabilities	10,081	12,395	0
Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets	4,835
Fair value
Total financial assets	4,835	18,474	14,098
Lease liability
Carrying amount
Total financial liabilities	4,620	5,776	4,104
Fair value
Total financial liabilities	4,620	5,776	4,104
Interest-bearing loans and borrowings: | Interest-bearing receivables financing
Carrying amount
Total financial liabilities	9,518	14,228	4,068
Fair value
Total financial liabilities	9,518	14,228	4,068
Interest-bearing loans and borrowings: | Convertible debt
Carrying amount
Total financial liabilities	36,373	26,074	30,671
Fair value
Total financial liabilities	36,493	26,074	30,706
Interest-bearing loans and borrowings: | Venture debt
Carrying amount
Total financial liabilities	0	8,276	12,180
Fair value
Total financial liabilities	0	8,276	12,180
Interest-bearing loans and borrowings: | Government loans
Carrying amount
Total financial liabilities	6,001	6,920	1,002
Fair value
Total financial liabilities	6,001	6,920	1,002
Interest-bearing loans and borrowings: | Research project financing
Carrying amount
Total financial liabilities	3,868	6,473	5,696
Fair value
Total financial liabilities	3,868	6,473	5,696
Trade and other payables (current and non current) | Trade and other payables (current and non current)
Carrying amount
Total financial liabilities	14,880	16,552	9,973
Fair value
Total financial liabilities	14,880	16,552	9,973
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial liabilities	50	0	0
Fair value
Total financial liabilities	50	0	0
Trade and other receivables | Trade receivables and contract assets
Carrying amount
Total financial assets	14,411	17,648	9,977
Fair value
Total financial assets	14,411	17,648	9,977
Deposits and other receivables | Deposits
Carrying amount
Total financial assets	451	466	401
Fair value
Total financial assets	451	466	401
Other financial assets | Long-term investments
Carrying amount
Total financial assets	357	386	335
Fair value
Total financial assets	357	386	335
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial assets	0	84	46
Fair value
Total financial assets	$ 0	84	46
Cash, cash equivalents and short-term investments | Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets		$ 18,474	$ 14,098